Investment in associates and joint ventures - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of investments in associates and joint ventures [line items]
Share of results	€ 205	€ 149	€ 92
TMBThanachart Bank Public Company Limited
Disclosure of investments in associates and joint ventures [line items]
Percentage of ownership interest	23.00%	23.00%
Share of results	€ 123	€ 107
Accumulated impairment losses	395	395
Belgium Associate
Disclosure of investments in associates and joint ventures [line items]
Share of results	77
Associates and joint ventures
Disclosure of investments in associates and joint ventures [line items]
Share of results	205	149
Impairments	€ 35	€ 5
TMBThanachart Bank Public Company Limited
Disclosure of investments in associates and joint ventures [line items]
Discount rate (cost of equity)	10.96%
Terminal growth rate	2.74%
TMBThanachart Bank Public Company Limited | Increase In Cash Flows
Disclosure of investments in associates and joint ventures [line items]
Sensitivity analysis, reasonably possible change in risk variable (in percent)	0.10
Increase (decrease) in value in use	€ 57
TMBThanachart Bank Public Company Limited | Decrease In Cash Flows
Disclosure of investments in associates and joint ventures [line items]
Sensitivity analysis, reasonably possible change in risk variable (in percent)	(0.10)
Increase (decrease) in value in use	€ (59)
TMBThanachart Bank Public Company Limited | Increase In Discount Rate
Disclosure of investments in associates and joint ventures [line items]
Sensitivity analysis, reasonably possible change in risk variable (in percent)	0.01
Increase (decrease) in value in use	€ 95
TMBThanachart Bank Public Company Limited | Decrease In Discount Rate
Disclosure of investments in associates and joint ventures [line items]
Sensitivity analysis, reasonably possible change in risk variable (in percent)	(0.01)
Increase (decrease) in value in use	€ (75)
TMBThanachart Bank Public Company Limited | Increase In Terminal Growth Rate
Disclosure of investments in associates and joint ventures [line items]
Sensitivity analysis, reasonably possible change in risk variable (in percent)	0.01
Increase (decrease) in value in use	€ 68
TMBThanachart Bank Public Company Limited | Decrease In Terminal Growth Rate
Disclosure of investments in associates and joint ventures [line items]
Sensitivity analysis, reasonably possible change in risk variable (in percent)	(0.01)
Increase (decrease) in value in use	€ (53)
TMBThanachart Bank Public Company Limited | TMB Public Company Limited
Disclosure of investments in associates and joint ventures [line items]
Percentage of ownership interest	23.00%	23.00%